Acquisition of Hercules Container Carrier Corp (M/V Aristotelis) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 26, 2013	Jun. 06, 2012	Mar. 20, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Jun. 30, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Jun. 30, 2013 Hercules Container Carrier S.A. (M/V Aristotelis)	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - $350,000 Credit Facility Utilized	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - Issuance Of Class B Convertible Preferred Units	Mar. 20, 2013 Hercules Container Carriers Sa (M/V Aristotelis) - Cash
Business Acquisition [Line Items]
Business acquisition financing	$ 130,000	$ 185						$ 27,000	$ 36,268
Class B convertible preferred unit issued			9,100,000	15,555,554
Cash consideration for acquisition of vessel										1,732
Duration of above market acquired time charter					11 years 9 months 11 days
WACC used for calculation of above market acquired time charter							11.00%
Charter Revenues	53,726	43,783				2,583
Net income / (loss)						$ 1,305